Finance Income and Charges - Schedule of Impact from Derivatives Among Interest Income/(Charge) (Detail) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Material income and expense [abstract]
Interest income	£ 102	£ 74
Fair value gain on financial instruments	59	29
Total interest income	161	103
Interest charges	(224)	(208)
Fair value loss on financial instruments	(57)	(25)
Total interest charges	(281)	(233)
Net interest charges	(120)	(130)
Net finance income in respect of post employment plans in surplus	14	4
Hyperinflation adjustment in respect of Venezuela	6	6
Total other finance income	20	10
Net finance charge in respect of post employment plans in deficit	(12)	(11)
Unwinding of discounts	(8)	(6)
Interest in respect of tax	(5)
Change in financial liability	(2)	(16)
Other finance charges	(1)	(1)
Total other finance charges	(28)	(34)
Net other finance charges	£ (8)	£ (24)